Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	$ 1,656,365	$ 2,576,256	$ 3,336,420
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	1,845,965	1,298,399	1,266,110
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	11,281,880	10,676,708	10,184,336
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	610,375	385,503	326,290
Employee statutory profit-sharing payable	79,574	66,347	56,760
Liquidity | Accrued interest
Financial risk management
Financial Liabilities	239,753	204,843	147,115
Liquidity | Short-term and long-term financial leasing
Financial risk management
Financial Liabilities	178,990	198,844	208,205
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 570,576	$ 452,933	$ 286,479